Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Warrants [Abstract]
Schedule of outstanding stock warrants
Range of Exercise Prices	Number Outstanding 6/30/2019	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.25	1,200,000	1.75 years	$0.25

	Shares available to purchase with warrants	Weighted Average Price	Weighted Average Fair Value	Aggregate Intrinsic Value

Outstanding, December 31, 2017	-	$-	$-

Issued	1,200,000	$0.25	$0.0064
Exercised	-	$-	$-
Forfeited	-	$-	$-
Expired	-	$-	$-
Outstanding, December 31, 2018	1,200,000	$0.25	$0. 0064	$-

Exercisable, December 31, 2018	1,200,000	$0.25	$0. 0064	$-

Range of Exercise Prices	Number Outstanding 12/31/2018	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.25	1,200,000	2.27 years	$0. 25